LONG-TERM INVESTMENTS, NET - Investments accounted for at fair values, additional information (Details) - CNY (¥) ¥ in Thousands			1 Months Ended	12 Months Ended
	Jan. 06, 2022	Aug. 14, 2017	May 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2017
Long-term investments, net
Investments in preferred shares				¥ 1,286,915	¥ 6,693,484
Fair value				¥ 1,063,689	¥ 6,480,322
Wealth Management Product [Member]
Long-term investments, net
Maturity period				1 year
IFM Investments Limited
Long-term investments, net
Percentage of ownership interest acquired				37.60%	37.60%
Investments made			¥ 308,000	¥ 438,000
Deemed marketing expense				317,900
Fair value				58,800	¥ 218,600
IFM Investments Limited | Secured loan to IFM controlling Shareholder
Long-term investments, net
Loan provided			¥ 130,000	1,200	32,600
Percentage of ownership secured the loan			17.50%
Fair value of additional investment and loan			¥ 120,100
IFM Investments Limited | Convertible Preferred Stock [Member]
Long-term investments, net
Percentage of ownership interest acquired						10.00%
Number of preferred shares purchased						308,084,916
Investments in preferred shares				220,035	221,694	¥ 60,000
Fair value				¥ 84,672	¥ 246,007
IFM Investments Limited | Investment in convertible note
Long-term investments, net
Principal amount		¥ 40,000
Maturity period		30 months
Interest rate		12.00%
Shengdu Home Renovation Co Ltd
Long-term investments, net
Percentage of ownership interest acquired				6.00%
Total consideration	¥ 3,440,000
Remaining ownership interest acquired					94.00%
Percentage of equity interests with preference rights acquired	43.00%